As filed with the Securities and Exchange Commission on December 12, 2019

1933 Act Registration No. 333-195218

1940 Act Registration No. 811-22957

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 16	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 17	☒

INVESCO MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Joseph C. Benedetti, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens &Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, Texas 77046	Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 12th day of December, 2019.

Registrant:	INVESCO MANAGEMENT TRUST

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	December 12, 2019
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	December 12, 2019
(David C. Arch)

/s/ Beth Ann Brown***	Trustee	December 12, 2019
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Chair & Trustee	December 12, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	December 12, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	December 12, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	December 12, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	December 12, 2019
(Eli Jones)

/s/ Elizabeth Krentzman***	Trustee	December 12, 2019
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.**	Trustee	December 12, 2019
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	December 12, 2019
(Prema Mathai-Davis)

/s/ Joel W. Motley***	Trustee	December 12, 2019

(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	December 12, 2019
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	December 12, 2019
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	December 12, 2019
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	December 12, 2019
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	December 12, 2019
(Robert C. Troccoli)

/s/ Daniel S. Vandivort***	Trustee	December 12, 2019
(Daniel S. Vandivort)

/s/ James D. Vaughn***	Trustee	December 12, 2019
(James D. Vaughn)

/s/ Christopher L. Wilson*	Trustee	December 12, 2019
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	December 12, 2019
(Kelli Gallegos)

By:	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in Registrant’s Post-Effective Amendment No. 13 on December 19, 2018.
**	Sheri Morris, pursuant to power of attorney dated March 1, 2019, filed in Registrant’s Post-Effective Amendment No. 15 on December 10, 2019.
***	Sheri Morris, pursuant to powers of attorney dated June 10, 2019, filed in Registrant’s Post-Effective Amendment No. 15 on December 10, 2019.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase